UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	December 1, 2004—May 31, 2005

Item 1:	Reports to Shareholders

Vanguard® New Jersey Tax-Exempt Funds

May 31, 2005

CONTENTS

1	CHAIRMAN'S LETTER

6	ADVISOR'S REPORT

9	FUND PROFILES

11	GLOSSARY OF INVESTMENT TERMS

12	PERFORMANCE SUMMARIES

14	FINANCIAL STATEMENTS

36	ABOUT YOUR FUND'S EXPENSES

38	ADVISORY AGREEMENT

39	ADVANTAGES OF VANGUARD.COM

SUMMARY

•	The Vanguard New Jersey Tax-Exempt Funds provided respectable returns in a bond market environment in which yields reacted differently at the short and long ends of the maturity spectrum.

•	The return for the Long-Term Tax-Exempt Fund was in line with the performance of peer funds, while the Tax-Exempt Money Market Fund’s gain exceeded its peer group’s gain.

•	The yield of the Tax-Exempt Money Market Fund rose significantly; the yield of the Long-Term Tax-Exempt Fund rose only slightly.

VANGUARD’S PLEDGE TO CLIENTS

We recognize that your relationship with Vanguard rests on the twin pillars of trust and excellence, each of which is built upon the character of our people. Our Pledge to Clients reflects our ongoing efforts to deserve your trust and to continually improve so that we can offer you excellence in all that we do.

We will:

•	Put your interests first at all times.

•	Continually seek to earn your trust by adhering to the highest standards of ethical behavior and fiduciary responsibility.

•	Strive to be the highest-value provider of investment services, which means outstanding investment performance and service, both at the lowest possible cost.

•	Communicate candidly not only about the rewards of investing but also about the risks and costs.

•	Maintain highly effective controls to safeguard your assets and protect your confidential information.

•	Invest a majority of our personal assets alongside yours.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

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CHAIRMAN'S LETTER

Dear Shareholder,

During the first six months of our 2005 fiscal year, bond yields at the short end of the maturity spectrum moved sharply higher, while yields at the longer end decreased. With this backdrop, Vanguard New Jersey Long-Term Tax-Exempt Fund produced a 3.5% return for both its share classes, in line with the average return for peer funds. Vanguard New Jersey Tax-Exempt Money Market Fund returned 1.0%, outpacing the average competitor by 0.3 percentage point.

Total Returns	Six Months Ended May 31, 2005

Vanguard New Jersey Tax-Exempt
Money Market Fund	1.0%
SEC 7-Day Annualized Yield: 2.67%
Taxable-Equivalent Yield: 4.51%*
Average New Jersey Tax-Exempt
Money Market Fund**	0.7

Vanguard New Jersey
Long-Term Tax-Exempt Fund
Investor Shares	3.5%
SEC 30-Day Annualized Yield: 3.59%
Taxable-Equivalent Yield: 6.07%*
Admiral Shares	3.5
SEC 30-Day Annualized Yield: 3.67%
Taxable-Equivalent Yield: 6.20%*
Lehman 10 Year Municipal Bond Index	3.1
Average New Jersey Municipal Debt Fund**	3.5
Lehman Municipal Bond Index	3.5

*This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 35% and the maximum New Jersey income tax rate. Local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.
**Derived from data provided by Lipper Inc.

The table at left presents the six-month total returns of the New Jersey Tax-Exempt Funds and their comparative standards. We also show the funds’ SEC yields and taxable-equivalent yields as of May 31. The taxable-equivalent yields can be helpful in comparing the funds’ yields with those of fully taxable fixed income funds.

Please see the table on page 5 for details of the funds’ starting and ending net asset values, as well as per-share distributions during the period.

Admiral™ Shares

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

IN THE TAXABLE BOND MARKET, RETURNS WERE MODEST

The Lehman Brothers Aggregate Bond Index, which reflects the performance of the taxable investment-grade bond market, gained a modest 2.9% during the six-month period. On balance, corporate issues trailed U.S. government and municipal issues.

The Federal Reserve Board continued its campaign to short-circuit any surge in inflation by raising its target for the federal funds rate four times during the period. The Fed’s last move, in early May, brought the target rate to 3.00%—a full percentage point higher than its level at the start of the six-month period. Paralleling the Fed’s actions, the yield of the 3-month U.S. Treasury bill increased, closing the period at 2.94%. A year ago, the 3-month bill yielded 1.06%. The T-bill yield serves as a good proxy for taxable money market rates.

Despite the continued rise in short-term interest rates, longer-term rates declined. The yield of the 10-year Treasury note, watched closely by many investors, finished the period at 3.98%, 37 basis points (0.37 percentage point) below its level on November 30, 2004. The yield of the 30-year Treasury bond fell 68 basis points to 4.32%.

Market Barometer	Total Returns Periods Ended May 31, 2005
	Six Months	One Year	Five Years*
Bonds
Lehman Aggregate Bond Index	2.9%	6.8%	7.7%
(Broad taxable market)
Lehman Municipal Bond Index	3.5	8.0	7.3
Citigroup 3-Month Treasury Bill Index	1.2	1.9	2.5

Stocks
Russell 1000 Index (Large-caps)	3.3%	9.4%	-1.5%
Russell 2000 Index (Small-caps)	-2.1	9.8	6.7
Dow Jones Wilshire 5000 Index	2.7	9.7	-0.6
(Entire market)
MSCI All Country World Index
ex USA (International)	2.7	17.4	1.2

CPI
Consumer Price Index	1.8%	2.8%	2.5%

*Annualized.

THE BUMPY RIDE FOR STOCKS CONTINUED

While U.S. stocks rallied in December, February, and then again in May, the market was unable to sustain any strong advance. On balance, the six-month period seemed to be a case study in the impossibility of predicting the stock market's near-term performance.

Although the U.S. economy grew during the half-year, concern about the expansion's durability seemed to underlie the market's fragility. Persistent worries over high oil prices and other inflationary influences continued to unnerve investors, with every piece of good news seemingly followed by a high-profile disappointment.

Annualized Expense Ratios:* Your fund compared with its peer group
New Jersey Tax-Exempt Fund	Investor Shares	Admiral Shares	Peer Group
Money Market	0.13%	—	0.68%
Long-Term	0.16	0.09%	1.10

*Fund expense ratios reflect the six months ended May 31, 2005. Peer groups are: for the New Jersey Tax-Exempt Money Market Fund, the Average New Jersey Tax-Exempt Money Market Fund, and for the New Jersey Long-Term Tax-Exempt Fund, the Average New Jersey Municipal Debt Fund. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2004.

The broad stock market, as measured by the Dow Jones Wilshire 5000 Composite Index, returned a modest 2.7% for the six months. In a reversal of recent trends, large-capitalization stocks outperformed the market’s smaller companies in the period. As has been the case for much of the past five years, value stocks outpaced growth issues. Overall, the performance of international stocks mirrored that of their U.S. counterparts.

THE FUNDS MET THEIR OBJECTIVES IN AN UNUSUAL RATE ENVIRONMENT

As was the case for the taxable bond market, performance in the broad municipal bond market differed markedly by maturity range during the fiscal half-year. While the yields of shorter-term securities rose substantially, those of longer-term securities fell. As you would expect, this divergence was reflected in the performances of the New Jersey Tax-Exempt Money Market Fund and the New Jersey Long-Term Tax-Exempt Fund.

The Long-Term Tax-Exempt Fund’s portfolio of short-, intermediate-, and long-term securities put it in position to deliver the unusual combination of a modestly higher yield and a small capital return. During the six months, the sharp rise in the yields of the portfolio’s shorter-term securities helped boost the annualized yield of the Investor Shares by 0.05 percentage point, from 3.54% to 3.59%. (The Admiral Shares’ yield rose from 3.59% to 3.67%.) At the same time, the portfolio’s longer-term securities experienced the price appreciation produced by declining long-term rates.

Of the fund’s 3.5% total return, 1.2 percentage points came from capital appreciation and 2.3 percentage points from income. (It’s worth noting that a bond fund’s semiannual return includes just a half-year’s worth of interest income but reflects the full impact of any price changes resulting from interest rate trends.) During the six months, the fund’s advisor, Vanguard Fixed Income Group, modestly reduced the fund’s sensitivity to interest-rate changes by lowering its average duration. This positioning was a slight drawback during the period.

The Tax-Exempt Money Market Fund’s yield climbed steadily during the period, thanks to the Federal Reserve’s boosting of short-term interest rates. At the start of the period, the fund yielded 1.55%; by the end, its yield was 2.67%. The fund maintained a net asset value of $1 per share (as is expected, but not guaranteed) and exceeded the average return for its peer group. While adhering strictly to the fund’s high credit-quality guidelines, the advisor decreased the average weighted maturity significantly, allowing the fund to accelerate the replacement of maturing investments in its portfolio with higher-yielding securities as market rates rose.

As you can see in the Performance Summaries starting on page 12, both of the New Jersey Tax-Exempt Funds have achieved commendable long-term performance records. This is a tribute to the investment management talents of Vanguard Fixed Income Group. It also underscores the value of the funds’ extremely low operating expenses. These low costs are key as the advisor strives to deliver competitive returns without taking undue risks, such as holding lower-quality securities. The table on page 3 summarizes the expense ratios for the funds and their peers.

For more information about the environment in which the funds operated over the past six months, please see the Advisor’s Report on page 6.

IN INVESTING, KEEP YOUR FOCUS ON THE LONG RUN

Some investors expend much time and energy searching for the “hottest,” best-performing sectors, styles, and funds. Over the years, Vanguard has repeatedly counseled investors to tune out the markets’ “noise,” maintain focus, and stick to a diversified, long-term investment plan. A carefully crafted plan, grounded in the principles of diversifica-tion and balance, never goes out of style. For investors in high income tax brackets, the New Jersey Tax-Exempt Funds can serve as valuable components of a tax-conscious investment portfolio.

If you are interested in fine-tuning your investment plan, or would like to explore a vast array of educational material useful to both beginning and seasoned investors, I encourage you to visit Vanguard.com. Our website also provides many interactive tools that you might find useful.

Thank you for your continued confidence in Vanguard.

Sincerely,

John J. Brennan

CHAIRMAN AND CHIEF EXECUTIVE OFFICER

JUNE 15, 2005

Your Fund's Performance at a Glance		November 30, 2004-May 31, 2005

			Distributions Per Share
New Jersey Tax-Exempt Fund	Starting Share Price	Ending Share Price	Income Dividends	Capital Gains
Money Market	$1.00	$1.00	$0.010	$0.000

Long-Term
Investor Shares	$12.04	$12.10	$0.265	$0.086
Admiral Shares	12.04	12.10	0.269	0.086

ADVISOR’S REPORT

During the first half of the 2005 fiscal year, the New Jersey Tax-Exempt Money Market Fund returned 1.0%, while the Investor and Admiral Shares of the New Jersey Long-Term Tax-Exempt Fund returned 3.5%.

THE INVESTMENT ENVIRONMENT

Over the six months ended May 31, the U.S. investment environment was characterized by brisk economic expansion, an improving labor market, and a modest acceleration in the inflation rate. The most signifi-cant influence on the fixed income market was the Federal Reserve Board’s continued hikes in interest rates. From the beginning of December to the end of May, the Fed increased its target for the federal funds rate by a full percentage point, to 3.00%.

Fed officials maintained that even after the tightening, “the stance of monetary policy remains accommodative.” So far, the Fed’s slow-but-steady increases—intended to ward off any acceleration in inflation—have been seen as a logical response to a generally favorable economic picture marked by a few patches of weakness. For example, although the inflation-adjusted gross domestic product grew at a respectable 3.8% annual rate in the first calendar quarter and job growth accelerated, the Fed voiced concern in early May about a slowdown in consumer spending, most likely a result of higher energy prices, and about signs of inflationary pressure. Nonetheless, Fed officials maintained longer-term expectations of low and stable inflation.

Investment Philosophy

The advisor believes that each fund, while operating within stated maturity and stringent quality targets, can achieve a relatively high level of current income that is exempt from federal and New Jersey income taxes by investing in high-quality securities issued by New Jersey state, county, and municipal governments.

As the fiscal half-year ended, the Fed had not signaled any imminent change in its monetary strategy, and some analysts believed that the central bank would continue to boost short-term rates at a “measured pace” of 25-basis-point increments.

THE YIELD CURVE FLATTENED

During the past six months, the yields of shorter-term municipal bonds increased, while those of longer-term securities declined (see table), a dynamic described as a flattening of the yield curve. Treasury yields followed a similar pattern, though with more modest increases in short-term bond yields and sharper declines for long-term Treasury yields. As these differences suggest, longer-term Treasury securities outperformed their municipal counterparts during the six months.

Yields of Municipal Bonds (AAA-Rated General-Obligation Issues)

Maturity	Nov. 30, 2004	May 31, 2005	Change (basis points)
2 years	2.19%	2.76%	+57
5 years	2.85	3.01	+16
10 years	3.66	3.49	-17
30 years	4.76	4.26	-50

Source: The Vanguard Group.

State and local treasurers have taken advantage of persistently low long-term interest rates to refinance existing debt on more favorable terms. During the first half of the funds' fiscal year, the rate of municipal bond issuance increased by 7.6% over the same period a year earlier, with much of the volume driven by such refunding. New Jersey issued $9.7 billion in new securities, a hefty 76.8% increase from its rate of issuance during the year-earlier period.

MANAGEMENT OF THE FUNDS

The six-month performance of the Vanguard New Jersey Tax-Exempt Funds was consistent with the returns available in each fund's market segment. The Long-Term Tax-Exempt Fund matched the average return of its peer group, while the Tax-Exempt Money Market Fund outpaced its peer-group average. We adhered to our longstanding strategy of investing the funds' assets in higher-quality securities.

During the half-year, we slightly reduced the Long-Term Fund's sensitivity to interest-rate risk. This positioning worked against us a bit during the period. We also reduced the average maturity of securities in the Money Market portfolio, which allows us to redeploy assets more rapidly in higher-yielding securities as interest rates rise.

Historically, our ability to take a conservative approach to fund management while still delivering competitive long-term returns has been based largely on the cost advantage we have enjoyed relative to peer funds. In the current market environment, the value of low costs is starkly clear. Yields remain low, and even seemingly small differences in expense ratios can consume a large proportion of the return available to shareholders.

John M. Carbone, PRINCIPAL

VANGUARD FIXED INCOME GROUP

JUNE 21, 2005

FUND PROFILES
As of 5/31/2005	These Profiles provide snapshots of each fund's characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on page 11.

NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
Financial Attributes
Yield	2.7%
Average Weighted Maturity	29 days
Average Quality*	MIG-1
Expense Ratio	0.13%**

*Moody's Investors Service.
**Annualized.

Distribution by Credit Quality (% of portfolio)
MIG-1/A-1+/SP-1+/F-1+	85%
P-1/A-1/SP-1/F-1	14
AAA/AA	0
A	1

Total	100%

Ratings: Moody’s Investors Service, Standard & Poor’s, Fitch.

       Visit our website at Vanguard.com
for regularly updated fund information.

FUND PROFILES (CONTINUED)
NEW JERSEY LONG-TERM TAX-EXEMPT FUND
Financial Attributes
	Fund	Comparative Index*	Broad Index**
Number of Issues	336	6,353	35,347
Yield		—	—
Investor Shares	3.6%
Admiral Shares	3.7%
Yield to Maturity	3.6%†	3.5%	3.7%
Average Coupon	4.9%	5.1%	5.1%
Average Effective Maturity	8.9 years	7.3 years	6.4 years
Average Quality	AAA	AA+	AA+
Average Duration	6.5 years	5.9 years	5.2 years
Expense Ratio		—	—
Investor Shares	0.16%††
Admiral Shares	0.09%††
Short-Term Reserves	3%	—	—

Volatility Measures
	Fund	Comparative Index*	Fund	Broad Index**
R-Squared	0.98	1.00	0.98	1.00
Beta	0.97	1.00	1.14	1.00

Distribution by Maturity (% of portfolio )
Under 1 Year	5%
1-5 Years	25
5-10 Years	35
10-20 Years	29
20-30 Years	6

Total	100%

  *Lehman 10 Year Municipal Bond Index.
**Lehman Municipal Bond Index.
  † Before expenses.
†† Annualized.

Distribution by Credit Quality (% of portfolio)
AAA	85%
AA	7
A	4
BBB	4

Total	100%

Investment Focus

GLOSSARY OF INVESTMENT TERMS

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with AAA indicating the most creditworthy bond issuers and MIG-1, A-1+, SP-1+, and F-1+ indicating the most creditworthy issuers of money market securities.

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield. A snapshot of a fund’s interest income. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days (7 days for money market funds) and is annualized, or projected forward for the coming year.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

PERFORMANCE SUMMARIES
As of 5/31/2005	All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the funds. (For performance data current to the most recent month-end, which may be higher or lower than that cited, visit our website at www.vanguard.com.) An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the New Jersey Tax-Exempt Money Market Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the fund. The annualized yield shown for this fund reflects current earnings more closely than do the average annual returns. For bond funds, both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

NEW JERSEY TAX-EXEMPT MONEY MARKET FUND
Fiscal-Year Total Returns (%) November 30, 1994–May 31, 2005
Fiscal Year	New Jersey Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return	Fiscal Year	New Jersey Tax-Exempt Money Market Fund Total Return	Average Fund* Total Return
1995	3.6%	3.3%	2001	2.8%	2.4%
1996	3.2	2.9	2002	1.3	0.9
1997	3.3	3.0	2003	0.9	0.5
1998	3.2	2.8	2004	1.0	0.5
1999	2.9	2.5	2005	1.0	0.7

2000	3.7	3.4

			SEC 7-Day Annualized Yield (5/31/2005): 2.67%

  *Returns for the Average New Jersey Tax-Exempt Money Market Fund are derived from data provided by Lipper Inc.
**Six months ended May 31, 2005.
Note: See Financial Highlightstable on page 31 for dividend information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
New Jersey Tax-Exempt
Money Market Fund	2/3/1988	1.31%	1.82%	0.00%	2.52%	2.52%

NEW JERSEY LONG-TERM TAX-EXEMPT FUND
Fiscal-Year Total Returns (%) November 30, 1994–May 31, 2005
	New Jersey Long-Term Tax-Exempt Fund Investor Shares			Lehman*		New Jersey Long-Term Tax-Exempt Fund Investor Shares			Lehman*
Fiscal Year	Capital Return	Income Return	Total Return	Total Return	Fiscal Year	Capital Return	Income Return	Total Return	Total Return
1995	13.3%	6.4%	19.7%	18.6%	2001	3.4%	5.2%	8.6%	8.2%
1996	-0.7	5.4	4.7	5.7	2002	1.5	4.9	6.4	6.7
1997	1.0	5.4	6.4	7.1	2003	2.1	4.7	6.8	6.9
1998	2.3	5.3	7.6	8.1	2004	-1.2	4.5	3.3	4.0
1999	-6.2	4.9	-1.3	-0.4	2005**	1.2	2.3	3.5	3.1
2000	2.9	5.7	8.6	7.7

*Lehman 10 Year Municipal Bond Index. **Six months ended May 31, 2005. Note: See Financial Highlights table on page 32 for dividend and capital gains information.

Average Annual Total Returns for periods ended March 31, 2005

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

				Ten Years
	Inception Date	One Year	Five Years	Capital	Income	Total
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	2/3/1988	1.90%	6.34%	0.81%	5.13%	5.94%
Admiral Shares	5/14/2001	1.96	5.55*	—	—	—

*Return since inception.

As of 5/31/2005	FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF NET ASSETS

This Statement provides a detailed list of each fund’s municipal bond holdings, including each security’s market value on the last day of the reporting period and information on credit enhancements (insurance or letters of credit). Other assets are added to, and liabilities are subtracted from, the value of Total Municipal Bonds to calculate the fund’s Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

At the end of the Statement of Net Assets, you will find a table displaying the composition of the fund’s net assets. Undistributed Net Investment Income is usually zero because the fund distributes its net income to shareholders as a dividend each day. Any realized gains must be distributed annually, so the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The balance shown for Accumulated Net Realized Gains usually approximates the amount available to distribute to shareholders as taxable capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the value of the fund’s investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Each fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.2%)

Bridgewater Township NJ BAN	3.000%	10/6/2005	$ 9,630	$ 9,674
Burlington County NJ BAN	3.250%	4/14/2006	24,985	25,059
Burlington County NJ BAN	3.500%	3/2/2006	15,800	15,929
Burlington County NJ Bridge Commission
Pooled Loan Rev. TOB VRDO	2.980%	6/7/2005 (2)*	5,380	5,380
Delaware River & Bay Auth. New Jersey Rev. VRDO	2.930%	6/7/2005 (2)	12,200	12,200
Essex County NJ Improvement Auth. Lease Rev. TOB VRDO	2.990%	6/7/2005 (1)*	7,490	7,490
Essex County NJ Improvement Auth. Rev
(Pooled Govt. Loan) VRDO	2.930%	6/7/2005 LOC	40,350	40,350
Gloucester County NJ BAN	3.250%	10/25/2005	11,500	11,566
Gloucester County NJ PCR
(Mobil Oil Refining Corp.) VRDO	2.830%	6/1/2005	36,360	36,360
Hopewell Township NJ BAN	3.000%	11/18/2005	18,117	18,204
Middlesex County NJ BAN	3.250%	1/9/2006	35,000	35,241
Middlesex County NJ BAN	2.750%	6/22/2005	44,500	44,530
Monmouth County NJ Improvement Auth. Rev
(Pooled Govt. Loan) VRDO	2.880%	6/7/2005 LOC	57,865	57,865
Monroe Township NJ BAN	3.500%	2/21/2006	9,980	10,063
Morris County NJ BAN	2.500%	6/21/2005	8,150	8,154

New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Mount Laurel Township NJ BAN	4.000%	5/26/2006	$ 7,351	$ 7,428
New Jersey Building Auth. Rev. TOB VRDO	2.980%	6/7/2005 (1)*	42,405	42,405
New Jersey COP TOB VRDO	3.070%	6/7/2005 (2)*	10,395	10,395
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	2.700%	7/12/2005 LOC	25,000	25,000
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	2.700%	7/11/2005 LOC	30,000	30,000
New Jersey Econ. Dev. Auth. Market Transition
Fac. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	2,555	2,555
New Jersey Econ. Dev. Auth. Rev
(Bennedictine Abbey Newark) VRDO	2.880%	6/7/2005 LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev
(Bennedictine Abbey Newark) VRDO	2.880%	6/7/2005 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev
(Chambers Cogeneration Limited Partnership) CP	2.850%	7/12/2005 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev
(Columbia Univ. Project) CP	2.600%	7/12/2005	7,880	7,880
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	3.000%	6/7/2005 LOC	5,305	5,305
New Jersey Econ. Dev. Auth. Rev
(Hoffman-La Roche) VRDO	2.940%	6/1/2005 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev
(Jewish Community Center) VRDO	2.920%	6/7/2005 LOC	6,000	6,000
New Jersey Econ. Dev. Auth. Rev
(Lawrenceville School Project) VRDO	2.900%	6/1/2005	23,700	23,700
New Jersey Econ. Dev. Auth. Rev
(Lawrenceville School Project) VRDO	2.850%	6/1/2005	16,425	16,425
New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	2.990%	6/7/2005 (1)*	8,000	8,000
New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	2.990%	6/7/2005 (1)*	15,725	15,725
New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	2.980%	6/7/2005 (1)*	6,075	6,075
New Jersey Econ. Dev. Auth. Rev
(Motor Vehicle Comm.) TOB VRDO	2.980%	6/7/2005 (1)*	9,455	9,455
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	2.930%	6/7/2005	5,000	5,000
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	2.930%	6/7/2005	7,700	7,700
New Jersey Econ. Dev. Auth. Rev
(Peddie School Project) VRDO	2.920%	6/7/2005	6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Russell Berrie) VRDO	2.800%	6/7/2005 LOC	7,000	7,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (2)*	11,385	11,385
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (4)*	10,645	10,645
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (3)*	5,185	5,185
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (2)*	5,360	5,360
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (3)*	39,440	39,440
New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	2.990%	6/7/2005 (3)*	8,800	8,800
New Jersey Econ. Dev. Auth. Rev
(Transp. Project) TOB VRDO	2.980%	6/7/2005 (4)*	7,465	7,465
New Jersey Econ. Dev. Auth. Rev
(United States Golf Association) VRDO	2.930%	6/7/2005 LOC	5,300	5,300
New Jersey Econ. Dev. Auth. Rev. PCR (Exxon) VRDO	2.680%	6/1/2005	4,900	4,900
New Jersey Econ. Dev. Auth. Water Fac. Rev
(New Jersey Water Co. Project) TOB VRDO	3.010%	6/7/2005 (3)*	4,850	4,850

New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Econ. Dev. Auth. Water Fac. Rev
(United Water Co.) VRDO	3.100%	6/1/2005 (2)	$ 12,000	$ 12,000
New Jersey Econ. Dev. Auth. Water Fac. Rev
(United Water Co.) VRDO	2.980%	6/1/2005 (2)	25,525	25,525
New Jersey Educ. Fac. Auth. Rev
(College of New Jersey) VRDO	2.950%	6/7/2005 (2)	32,100	32,100
New Jersey Educ. Fac. Auth. Rev
(Institute for Defense Analyses) VRDO	2.980%	6/7/2005 (2)	13,220	13,220
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	3.000%	7/1/2005	3,600	3,605
New Jersey Educ. Fac. Auth. Rev
(Princeton Univ.) TOB VRDO	2.990%	6/7/2005 *	5,000	5,000
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.050%	6/1/2005	28,150	28,150
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	2.900%	6/1/2005	57,590	57,590
New Jersey Educ. Fac. Auth. Rev
(Rowan Univ.) TOB VRDO	2.990%	6/7/2005 (2)*	2,785	2,785
New Jersey GO TOB VRDO	3.220%	6/7/2005 *	12,000	12,000
New Jersey GO TOB VRDO	2.990%	6/7/2005 *	24,200	24,200
New Jersey GO TOB VRDO	2.990%	6/7/2005 (3)*	33,245	33,245
New Jersey Health Care Fac. Financing Auth. Rev
(Capital Health Systems Obligated Group) VRDO	2.950%	6/7/2005 LOC	20,460	20,460
New Jersey Health Care Fac. Financing Auth. Rev
(Holy Name Hosp.) VRDO	2.930%	6/7/2005 LOC	6,700	6,700
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.890%	6/7/2005 LOC	19,850	19,850
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.890%	6/7/2005 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.890%	6/7/2005 LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev
(Hosp. Capital Asset Pooled Program) VRDO	2.890%	6/7/2005 LOC	13,200	13,200
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health Systems) VRDO	2.880%	6/7/2005 LOC	7,600	7,600
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health Systems) VRDO	2.860%	6/7/2005 LOC	32,100	32,100
New Jersey Health Care Fac. Financing Auth. Rev
(Robert Wood Johnson Univ.) VRDO	2.950%	6/7/2005 LOC	31,105	31,105
New Jersey Health Care Fac. Financing Auth. Rev
(Robert Wood Johnson Univ.) VRDO	2.950%	6/7/2005 LOC	17,600	17,600
New Jersey Health Care Fac. Financing Auth. Rev
(Virtua Health) VRDO	2.950%	6/7/2005 LOC	10,400	10,400
New Jersey Health Care Fac. Financing Auth. Rev
TOB VRDO	2.980%	6/7/2005 (2)*	10,500	10,500
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev. TOB VRDO	2.990%	6/7/2005 (7)*	15,795	15,795
New Jersey Housing & Mortgage Finance Agency Rev
TOB VRDO	3.010%	6/7/2005 (1)*	2,805	2,805
New Jersey Housing & Mortgage Finance Agency Rev
VRDO	3.080%	6/7/2005	10,000	10,000
New Jersey Housing & Mortgage Finance Agency Rev
VRDO	3.020%	6/7/2005	10,000	10,000
New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax) TOB VRDO	2.980%	6/7/2005 (1)*	6,935	6,935

New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax) TOB VRDO	2.980%	6/7/2005 (1)*	$ 5,345	$ 5,345
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	6/7/2005 (1)	12,700	12,700
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	6/7/2005 (1)	2,000	2,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.000%	6/7/2005 (1)(3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (4)*	7,095	7,095
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	26,200	26,200
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	5,720	5,720
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	5,380	5,380
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (10)*	5,995	5,995
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	3,745	3,745
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	8,775	8,775
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	11,145	11,145
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	9,445	9,445
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)(3)*	10,000	10,000
New Jersey Transp. Trust Fund Auth. Transp. System
TOB VRDO	2.980%	6/7/2005 (4)*	21,995	21,995
New Jersey Turnpike Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	8,000	8,000
New Jersey Turnpike Auth. Rev. TOB VRDO	2.990%	6/7/2005 (3)*	13,640	13,640
New Jersey Turnpike Auth. Rev. TOB VRDO	2.990%	6/7/2005 (2)*	6,825	6,825
New Jersey Turnpike Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)*	8,150	8,150
New Jersey Turnpike Auth. Rev. TOB VRDO	2.980%	6/7/2005 (1)*	18,565	18,565
New Jersey Turnpike Auth. Rev. VRDO	2.950%	6/7/2005 (4)	52,800	52,800
New Jersey Turnpike Auth. Rev. VRDO	2.950%	6/7/2005 (4)	98,300	98,300
New Jersey Turnpike Auth. Rev. VRDO	2.950%	6/7/2005 (4)	10,900	10,900
New Jersey Turnpike Auth. Rev. VRDO	2.930%	6/7/2005 (3)LOC	120,150	120,150
Port Auth. of New York & New Jersey CP	2.840%	8/12/2005	10,245	10,245
Port Auth. of New York & New Jersey CP	2.730%	7/7/2005	20,000	20,000
Port Auth. of New York & New Jersey CP	2.380%	6/10/2005	6,000	6,000
Port Auth. of New York & New Jersey CP	2.400%	6/8/2005	5,060	5,060
Port Auth. of New York & New Jersey CP	2.400%	6/1/2005	33,360	33,360
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.010%	6/7/2005 (3)*	5,930	5,930
Port Auth. of New York & New Jersey Rev. TOB VRDO	3.010%	6/7/2005 (3)*	3,750	3,750
Princeton Township NJ BAN	4.000%	3/30/2006	16,279	16,466
Princeton Univ. New Jersey CP	2.650%	8/15/2005	9,000	9,000
Raritan Township NJ BAN	2.750%	9/9/2005	7,835	7,860
Readington Township NJ BAN	3.500%	2/8/2006	17,000	17,140
Readington Township NJ BAN	3.000%	9/2/2005	10,000	10,023
Ridgewood NJ BAN	2.750%	7/1/2005	18,723	18,730
Rutgers State Univ. New Jersey TOB VRDO	2.990%	6/7/2005 (3)*	4,675	4,675
Rutgers State Univ. New Jersey VRDO	2.910%	6/1/2005	85,325	85,325
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	2.990%	6/7/2005 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR
(Atlantic City Electric Co.) VRDO	2.940%	6/7/2005 (1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Exelon Project) CP	2.900%	6/29/2005 LOC	19,000	19,000
Union County NJ PCR (Exxon) VRDO	2.840%	6/1/2005	22,840	22,840
Union County NJ PCR (Exxon) VRDO	2.770%	6/1/2005	8,900	8,900
Univ. of Medicine & Dentistry New Jersey COP TOB VRDO	2.980%	6/7/2005 (1)*	4,120	4,120
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	2.960%	6/7/2005 (2)	57,125	57,125

New Jersey Tax-Exempt Money Market Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Outside New Jersey:
Puerto Rico Electric Power Auth. Rev. TOB PUT	1.880%	10/20/2005 (4)*	$ 9,870	$ 9,870
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.980%	6/7/2005 (1)*	4,050	4,050
Puerto Rico Electric Power Auth. Rev. TOB VRDO	2.960%	6/7/2005 (4)*	10,000	10,000
Puerto Rico Govt. Dev. Bank CP	3.000%	6/2/2005	6,173	6,172
Puerto Rico Highway & Transp. Auth. Rev
Grant Anticipation TOB VRDO	2.970%	6/7/2005 (1)*	5,230	5,230
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.980%	6/7/2005 (1)*	21,350	21,350
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.970%	6/7/2005 (1)(3)*	15,830	15,830
Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	2.970%	6/7/2005 (3)*	5,160	5,160
Puerto Rico Ind. Medical & Environmental Fac
Finance Auth. Rev. PCR (Abbott Laboratories) PUT	2.550%	3/1/2006 *	9,275	9,275
Puerto Rico Infrastructure Financing Auth
Special Obligation Bonds TOB VRDO	2.960%	6/7/2005 (ETM)*	29,105	29,105
Puerto Rico Public Finance Corp. TOB VRDO	3.070%	6/7/2005 (2)*	10,975	10,975
Puerto Rico Public Finance Corp. TOB VRDO	2.980%	6/7/2005 (11)*	9,963	9,963
Puerto Rico TRAN	3.000%	7/29/2005	14,500	14,531

TOTAL MUNICIPAL BONDS
(Cost $2,295,043)				2,295,043

OTHER ASSETS AND LIABILITIES (0.8%)

Other Assets--Note B				25,485
Liabilities				(6,733)

				18,752

NET ASSETS (100%)

Applicable to 2,313,543,894 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				$2,313,795

NET ASSET VALUE PER SHARE				$1.00

^See Note A in Notes to Financial Statements.
*Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $659,178,000, representing 28.5% of net assets.
For key to abbreviations and other references, see page 28.

AT MAY 31, 2005, NET ASSETS CONSISTED OF:
	Amount (000)	Per Share
Paid-in Capital	$2,313,782	$1.00
Undistributed Net Investment Income	—	—
Accumulated Net Realized Gains	13	—
Unrealized Appreciation	—	—

NET ASSETS	$2,313,795	$1.00

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
MUNICIPAL BONDS (99.9%)

Atlantic City NJ Board of Educ. GO	6.100%	12/1/2015 (4)	$ 2,000	$ 2,425
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015 (3)	1,480	1,749
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014 (3)	3,685	4,345
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011 (3)	4,025	4,881
Atlantic County NJ Public Fac. COP	7.400%	3/1/2010 (3)	1,755	2,075
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/2012 (2)(ETM)	2,035	2,291
Bayonne NJ Muni. Util. Auth. Water System Rev	5.000%	4/1/2021 (10)	1,600	1,708
Bayonne NJ Muni. Util. Auth. Water System Rev	5.000%	4/1/2017 (10)	1,315	1,419
Bayonne NJ Muni. Util. Auth. Water System Rev	5.000%	4/1/2016 (10)	1,255	1,361
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/2021 (2)	3,200	3,549
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/2019 (4)	850	929
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2019	1,335	1,489
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2018	1,265	1,411
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2017	1,025	1,145
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2016	1,140	1,275
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/2010 (4)(Prere.)	1,470	1,638
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2018 (1)	2,165	2,373
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2017 (1)	2,560	2,809
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/2014 (4)	6,930	8,072
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021 (1)	15,400	20,376
Delaware River & Bay Auth. New Jersey Rev	5.750%	1/1/2010 (2)(Prere.)	5,000	5,615
Delaware River & Bay Auth. New Jersey Rev	5.375%	1/1/2010 (2)(Prere.)	750	830
Delaware River Port Auth. Pennsylvania
& New Jersey Rev	5.625%	1/1/2026 (4)	5,000	5,431
Delaware River Port Auth. Pennsylvania
& New Jersey Rev	5.750%	1/1/2022 (4)	10,000	10,980
Delaware River Port Auth. Pennsylvania
& New Jersey Rev	5.625%	1/1/2013 (4)	4,205	4,623
Delaware River Port Auth. Pennsylvania
& New Jersey Rev	5.400%	1/1/2013 (3)	6,750	6,981
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025 (4)	4,885	5,997
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024 (4)	4,715	5,775
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022 (4)	4,220	4,999
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021 (4)	3,995	4,723
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020 (4)	3,775	4,455
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011 (3)(Prere.)	2,950	3,282
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,640	2,922
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,000	2,214
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	1,400	1,550
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,780	3,077
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	5,090	5,740
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	2,650	2,989
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010 (3)(Prere.)	3,390	3,823
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2026 (1)	6,500	7,765
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2025 (1)	11,630	13,807
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024 (1)	6,725	7,983
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2023 (1)	12,065	14,278
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/2010 (4)	1,000	847
Essex County NJ Solid Waste Util. Auth	5.600%	4/1/2006 (4)(Prere.)	200	209
Evesham NJ Util. Auth. Rev	5.000%	7/1/2018 (2)	1,605	1,734

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Evesham NJ Util. Auth. Rev	5.000%	7/1/2017 (2)	$ 3,705	$ 4,007
Evesham NJ Util. Auth. Rev	5.000%	7/1/2016 (2)	3,435	3,720
Garden State Preservation Trust New Jersey	0.000%	11/1/2023 (4)	15,000	6,681
Garden State Preservation Trust New Jersey	0.000%	11/1/2022 (4)	41,150	19,283
Garden State Preservation Trust New Jersey	0.000%	11/1/2021 (4)	11,325	5,579
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2023 (1)	1,000	1,077
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2020 (1)	1,150	1,248
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2017 (1)	1,000	1,088
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2016 (1)	1,000	1,093
Gloucester Township NJ GO	5.750%	7/15/2010 (2)	2,880	3,247
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/2018 (2)	2,755	3,183
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.100%	6/1/2016 (1)	2,055	2,055
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.000%	6/1/2015 (1)	3,805	3,805
Higher Educ. Assistance Auth. of New Jersey
Student Loan Rev	6.000%	6/1/2013 (1)	2,060	2,060
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019 (4)	1,720	2,023
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017 (4)	720	833
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015 (4)	1,720	1,983
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013 (4)	1,250	1,426
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2013 (1)*	9,590	11,468
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	0.000%	8/1/2006 (1)	2,000	1,933
Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	0.000%	8/1/2005 (1)	3,805	3,787
Hopewell Valley NJ Regional School Dist. GO	5.000%	8/15/2013 (3)	2,315	2,497
Hudson County NJ GO	6.550%	7/1/2009 (3)	635	718
Hudson County NJ GO	6.550%	7/1/2007 (3)	1,300	1,394
Irvington Township NJ GO	0.000%	8/1/2010 (1)(ETM)	2,080	1,743
Irvington Township NJ GO	0.000%	8/1/2009 (1)(ETM)	2,580	2,250
Irvington Township NJ GO	0.000%	8/1/2007 (1)(ETM)	1,000	937
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2027 (3)	7,676	8,398
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2026 (3)	6,885	7,533
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014	1,045	1,137
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,625	2,850
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,790	3,029
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,850	3,094
Mercer County NJ Improvement Auth. Solid Waste Rev	5.375%	9/15/2012	11,120	11,885
Mercer County NJ Improvement Auth
Special Services School Dist. Rev	5.950%	12/15/2012	4,895	5,720
Mercer County NJ Improvement Auth
Special Services School Dist. Rev	5.750%	12/15/2008	1,165	1,273
Middlesex County NJ COP	5.500%	8/1/2015 (1)	1,195	1,324
Middlesex County NJ COP	5.000%	8/1/2011 (1)	1,050	1,150
Middlesex County NJ Improvement Auth	5.375%	3/15/2023 (3)	1,925	2,132
Middlesex County NJ Improvement Auth	5.375%	3/15/2022 (3)	1,825	2,021
Middlesex County NJ Improvement Auth. Rev
Heldrich Center Hotel/Conference Project	5.125%	1/1/2037	3,500	3,503
Middlesex County NJ Improvement Auth. Rev
Heldrich Center Hotel/Conference Project	5.000%	1/1/2032	5,100	5,070
Middlesex County NJ Improvement Auth. Rev
Heldrich Center Hotel/Conference Project	5.000%	1/1/2020	500	503

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Middlesex County NJ Improvement Auth. Rev
Heldrich Center Hotel/Conference Project	5.000%	1/1/2015	$ 500	$ 511
Middlesex County NJ Improvement Auth. Rev
Open Space Trust Fund	5.250%	9/15/2022	2,000	2,218
Middlesex County NJ Improvement Auth. Rev
Open Space Trust Fund	5.250%	9/15/2021	2,375	2,634
Middlesex County NJ Improvement Auth. Rev
Open Space Trust Fund	5.250%	9/15/2020	1,600	1,774
Middlesex County NJ Improvement Auth. Rev
Open Space Trust Fund	5.250%	9/15/2019	1,585	1,758
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018 (2)	4,550	2,627
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016 (2)	3,000	1,898
Middlesex County NJ Improvement Auth
Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015 (2)	2,000	1,322
Middlesex County NJ Util. Auth. Sewer Rev	5.125%	12/1/2016 (3)	3,050	3,217
Middlesex County NJ Util. Auth. Sewer Rev	5.375%	9/15/2015 (3)	3,775	3,875
Middlesex County NJ Util. Auth. Sewer Rev	5.250%	3/15/2010 (3)	1,740	1,786
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015 (4)	2,015	2,165
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014 (4)	2,735	2,959
Monmouth County NJ Improvement Auth. Rev
(Howell Township Board of Educ.)	5.000%	7/15/2020 (2)	2,225	2,370
Monmouth County NJ Improvement Auth. Rev
(Howell Township Board of Educ.)	5.000%	7/15/2019 (2)	2,115	2,286
Monmouth County NJ Improvement Auth. Rev
(Howell Township Board of Educ.)	5.800%	7/15/2007 (2)(Prere.)	1,180	1,261
Monroe Township NJ Muni. Util. Auth
Middlesex County Rev	5.250%	2/1/2014 (3)	1,235	1,356
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018 (1)	1,280	1,411
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017 (1)	1,280	1,413
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013 (1)	1,285	1,435
New Jersey Casino Reinvestment Dev. Auth. GO	5.250%	1/1/2020 (2)	2,945	3,266
New Jersey Casino Reinvestment Dev. Auth. Rev
(Hotel Room Fee)	5.250%	1/1/2024 (2)	2,250	2,478
New Jersey Casino Reinvestment Dev. Auth. Rev
(Hotel Room Fee)	5.250%	1/1/2023 (2)	600	661
New Jersey Casino Reinvestment Dev. Auth. Rev
(Hotel Room Fee)	5.250%	1/1/2022 (2)	2,585	2,854
New Jersey Casino Reinvestment Dev. Auth. Rev
(Hotel Room Fee)	5.250%	1/1/2021 (2)	6,255	6,921
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	5,440	5,983
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	6,080	6,687
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.625%	11/15/2008 (1)(Prere.)	4,870	5,336
New Jersey Econ. Dev. Auth. Lease Rev
(Bergen County Administration Complex)	5.500%	11/15/2008 (1)(Prere.)	4,375	4,776
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	6,500	6,758
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013 (2)	3,000	2,222

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012 (2)	$ 2,500	$ 1,947
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	5.500%	6/1/2031	1,665	1,800
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	6.000%	6/1/2025	1,000	1,124
New Jersey Econ. Dev. Auth. Rev
(Masonic Charity Foundation)	5.875%	6/1/2018	1,250	1,393
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025 (1)	14,000	16,230
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2025 (4)	20,000	23,887
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	12/15/2021 (3)	15,000	17,331
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2014 (3)(Prere.)	3,880	4,408
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013 (2)	1,200	1,370
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2011 (2)(Prere.)	7,040	7,825
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014 (1)	4,210	2,912
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013 (1)	4,500	3,257
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012 (1)	4,550	3,466
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011 (1)	4,650	3,720
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008 (1)	2,305	2,085
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	3,465	3,829
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009 (4)(Prere.)	4,500	4,870
New Jersey Econ. Dev. Auth. Water Fac. Rev
(NJ American Water Co.)	5.125%	4/1/2022 (2)	5,000	5,332
New Jersey Econ. Dev. Auth. Water Fac. Rev
(United Water Co.) VRDO	2.980%	6/1/2005 (2)	15,000	15,000
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2020	11,405	12,045
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2019 (4)	2,715	2,909
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2016 (4)	8,425	9,408
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2012	7,595	8,694
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2008 (2)	6,165	6,725
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2007 (2)	5,890	6,273
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021 (3)	1,550	1,786
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020 (3)	2,060	2,372
New Jersey Educ. Fac. Auth. Rev
(Fairleigh Dickinson Univ.)	5.500%	7/1/2023	2,750	2,913
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2022 (3)	2,775	3,059
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2021 (3)	2,605	2,875
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/2020 (1)	1,725	1,867
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/2018 (1)	1,470	1,607
New Jersey Educ. Fac. Auth. Rev
(New Jersey Institute of Technology)	5.250%	7/1/2017 (1)	1,000	1,095
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019	7,000	8,124
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018	4,785	5,543
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2017	10,630	12,280
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016	2,545	2,928
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2020 (3)	1,010	1,076
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2017 (3)	1,700	1,839
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015 (3)	1,550	1,686
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009 (1)(Prere.)	2,105	2,323
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2021 (3)	2,800	3,062
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016 (3)	2,050	2,263

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015 (3)	$ 1,880	$ 2,075
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014 (3)	2,305	2,571
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2010 (3)(Prere.)	11,210	12,335
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016 (2)	200	219
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015 (2)	400	438
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012 (2)	1,275	1,384
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010 (2)	1,500	1,634
New Jersey Educ. Fac. Auth. Rev
(Stevens Institute of Technology)	5.250%	7/1/2032	6,000	6,306
New Jersey Educ. Fac. Auth. Rev
(Stevens Institute of Technology)	5.125%	7/1/2022	6,000	6,310
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2019 (3)	360	393
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.375%	7/1/2018 (3)	905	988
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.300%	7/1/2017 (3)	250	272
New Jersey Educ. Fac. Auth. Rev. (William Patterson)	5.200%	7/1/2015 (3)	755	817
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev	5.000%	9/1/2017	1,525	1,593
New Jersey Environmental Infrastructure Trust
Wastewater Treatment Rev	5.125%	9/1/2015	5,090	5,574
New Jersey GO	5.250%	7/1/2019	10,105	11,549
New Jersey GO	5.125%	7/15/2018	8,600	9,693
New Jersey GO	5.250%	7/1/2018	15,000	17,092
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	5.750%	7/1/2025	5,000	5,432
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	6.250%	7/1/2017	3,950	4,522
New Jersey Health Care Fac. Financing Auth. Rev
(Atlantic City Medical Center)	6.000%	7/1/2008	2,530	2,696
New Jersey Health Care Fac. Financing Auth. Rev
(Capital Health Systems Obligated Group)	5.750%	7/1/2023	7,000	7,602
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/2012 (4)	1,500	1,598
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.000%	7/1/2010 (4)	4,695	4,988
New Jersey Health Care Fac. Financing Auth. Rev
(Community Medical Center/Kimball Medical Center/
Kensington Manor Care Center)	5.250%	7/1/2009 (4)	5,500	5,898
New Jersey Health Care Fac. Financing Auth. Rev
(Hackensack Univ. Medical Center)	5.375%	1/1/2013 (1)	2,355	2,497
New Jersey Health Care Fac. Financing Auth. Rev
(Holy Name Hosp.)	5.250%	7/1/2020 (2)	4,100	4,324
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.250%	7/1/2029 (4)	13,450	14,401
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.625%	7/1/2013 (4)	7,355	8,041
New Jersey Health Care Fac. Financing Auth. Rev
(Meridian Health System Obligated Group)	5.625%	7/1/2012 (4)	3,710	4,056
New Jersey Health Care Fac. Financing Auth. Rev
(Riverside Medical Center)	6.250%	7/1/2010 (2)(ETM)	2,935	3,349

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	6.000%	7/1/2032	$ 3,000	$ 3,233
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	6.000%	7/1/2026	3,500	3,802
New Jersey Health Care Fac. Financing Auth. Rev
(South Jersey Hosp.)	5.875%	7/1/2021	3,500	3,803
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	0.000%	7/1/2021 (1)	3,000	1,499
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.250%	7/1/2016 (1)	3,300	3,537
New Jersey Health Care Fac. Financing Auth. Rev
(St. Barnabas Health Care)	5.250%	7/1/2013 (1)	3,000	3,216
New Jersey Health Care Fac. Financing Auth. Rev
(Virtua Health)	5.250%	7/1/2014 (4)	11,000	11,794
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.250%	6/1/2018 (1)	470	487
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.125%	6/1/2014 (1)	850	886
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.200%	6/1/2013 (2)	4,920	5,096
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.100%	6/1/2013 (1)	1,485	1,547
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.150%	6/1/2012 (2)	3,165	3,262
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.050%	6/1/2012 (1)	650	676
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	5.050%	6/1/2011 (2)	3,045	3,145
New Jersey Higher Educ. Assistance Auth
Student Loan Rev	4.950%	6/1/2010 (2)	3,815	3,933
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.500%	1/1/2016 (3)(ETM)	2,000	2,326
New Jersey Highway Auth. Rev. (Garden State Parkway)	6.200%	1/1/2010 (2)(ETM)	20,000	22,129
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010 (3)(Prere.)	7,535	8,416
New Jersey Housing & Mortgage Finance Agency
Multi-Family Housing Rev	5.700%	5/1/2020 (4)	2,255	2,387
New Jersey Housing & Mortgage Finance Agency Rev
(Home Buyer)	5.400%	10/1/2020 (1)	865	887
New Jersey Sports & Exposition Auth. Rev	5.500%	3/1/2017 (1)	5,755	6,693
New Jersey Sports & Exposition Auth. Rev	6.500%	3/1/2013 (1)	10,000	11,602
New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax)	5.500%	3/1/2022 (1)	1,000	1,175
New Jersey Sports & Exposition Auth. Rev
(Convention Center Luxury Tax)	5.500%	3/1/2021 (1)	3,000	3,518
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	6/7/2005 (1)	1,100	1,100
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	15,000	17,212
New Jersey Transp. Corp. COP	5.500%	9/15/2014 (2)	1,500	1,716
New Jersey Transp. Corp. COP	5.500%	9/15/2012 (2)	20,000	22,598
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	2,000	2,254
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2025 (3)	17,750	21,561
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024 (3)	5,000	6,068
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023 (2)	15,830	18,200

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023 (3)	$ 5,850	$ 7,072
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021 (1)	25,000	29,438
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2020	5,000	5,944
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2010 (Prere.)	5,000	5,673
New Jersey Transp. Trust Fund Auth. Rev	5.500%	6/15/2005 (1)(Prere.)	3,000	3,063
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	2.990%	6/7/2005 (1)(3)**	5,000	5,000
New Jersey Turnpike Auth. Rev	5.250%	1/1/2030 (4)	17,000	19,777
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (1)	1,800	1,942
New Jersey Turnpike Auth. Rev	5.500%	1/1/2025 (2)	40,000	47,608
New Jersey Turnpike Auth. Rev	5.375%	1/1/2020 (1)	3,500	3,765
New Jersey Turnpike Auth. Rev	5.750%	1/1/2017 (1)	2,635	2,904
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)(ETM)	22,095	26,706
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016 (1)	6,175	7,507
New Jersey Turnpike Auth. Rev	5.750%	1/1/2016 (1)	665	733
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013 (1)(ETM)	20,000	24,202
New Jersey Turnpike Auth. Rev	6.000%	1/1/2013 (1)	1,000	1,170
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(Prere.)	1,620	1,807
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010 (1)(Prere.)	7,365	8,216
New Jersey Turnpike Auth. Rev. VRDO	2.950%	6/7/2005 (4)	8,000	8,000
New Jersey Water Supply Auth
Delaware & Raritan Water System Rev	5.375%	11/1/2013 (1)	2,600	2,764
New Jersey Water Supply Auth
Delaware & Raritan Water System Rev	5.375%	11/1/2011 (1)	2,345	2,511
New Jersey Water Supply Auth
Delaware & Raritan Water System Rev	5.375%	11/1/2010 (1)	2,230	2,396
Newark NJ GO	5.500%	10/1/2008 (2)	1,660	1,793
Newark NJ School Dist. GO	5.375%	12/15/2013 (1)	2,000	2,247
North Bergen Township NJ GO	8.000%	8/15/2006 (4)	1,885	1,999
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/2022 (3)	4,000	4,124
North Hudson NJ Sewer Auth. Rev	5.250%	8/1/2016 (3)	14,360	14,864
North Hudson NJ Sewer Auth. Rev	5.125%	8/1/2008 (3)	2,000	2,069
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/2018 (3)(ETM)	2,500	3,090
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2018	2,345	2,570
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2017	2,665	2,924
Port Auth. of New York & New Jersey Rev	5.375%	7/15/2022 (3)	15,000	15,627
Port Auth. of New York & New Jersey Rev	5.200%	7/15/2021 (2)	3,250	3,321
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2019 (2)	5,125	5,685
Port Auth. of New York & New Jersey Rev	5.000%	8/1/2015	3,370	3,540
Port Auth. of New York & New Jersey Rev	5.500%	12/15/2014 (2)	2,790	3,107
Port Auth. of New York & New Jersey Rev	5.125%	11/15/2014 (3)	6,025	6,339
Port Auth. of New York & New Jersey Rev	5.125%	11/15/2012 (3)	2,500	2,644
Port Auth. of New York & New Jersey Rev. TOB VRDO	2.990%	6/7/2005 **	4,740	4,740
Rutgers State Univ. New Jersey	6.400%	5/1/2013	3,000	3,465
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/2022 (3)	3,000	3,116
South Brunswick Township NJ Board of Educ. GO	5.250%	8/1/2020 (3)	1,785	1,854
South Brunswick Township NJ Board of Educ. GO	6.400%	8/1/2005 (3)(Prere.)	2,205	2,218
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/2033	1,500	1,571
South Jersey Port Corp. New Jersey Rev	5.200%	1/1/2023	1,500	1,570
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/2023	2,000	2,103
South Jersey Transp. Auth
New Jersey Transp. System Rev	5.250%	11/1/2014 (2)	4,125	4,495

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
South Jersey Transp. Auth
New Jersey Transp. System Rev	5.250%	11/1/2013 (2)	$ 4,000	$ 4,358
Stafford NJ Muni. Util. Auth
Water & Sewer Rev	5.500%	6/1/2011 (3)	3,100	3,488
Toms River NJ School Dist. GO	5.000%	1/15/2020 (4)	1,510	1,599
Union County NJ Improvement Auth. Rev
(Plainfield Board of Educ.)	5.800%	8/1/2007 (3)(Prere.)	4,000	4,279
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2013 (2)	9,445	9,973
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2012 (2)	8,995	9,537
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.375%	6/1/2011 (2)	8,375	8,880
Union County NJ Util. Auth. Rev. (Ogden Martin)	5.250%	6/1/2006 (2)	5,375	5,494
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2024 (1)	2,000	2,186
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2022 (1)	2,420	2,651
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2020 (1)	2,185	2,404
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2018 (1)	1,975	2,184
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2027 (2)	10,100	11,234
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2023 (2)	7,330	8,147
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2021 (2)	2,000	2,223
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2020 (2)	3,675	4,084
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2019 (2)	3,000	3,372
Univ. of Medicine & Dentistry New Jersey Rev	5.500%	12/1/2018 (2)	1,250	1,405
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/2016 (2)	1,110	1,242
Univ. of Medicine & Dentistry New Jersey Rev	5.375%	12/1/2015 (2)	2,325	2,601
Univ. of Medicine & Dentistry New Jersey Rev	6.500%	12/1/2012 (1)(ETM)	4,000	4,669
Univ. of Medicine & Dentistry New Jersey Rev. VRDO	2.960%	6/7/2005 (2)	18,900	18,900
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,317
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,317
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,317
Vernon Township NJ School Dist. GO	5.300%	12/1/2009 (3)(Prere.)	1,200	1,313
Vernon Township NJ School Dist. GO	5.250%	12/1/2009 (3)(Prere.)	1,200	1,310
Washington Township NJ Board of Educ. GO	5.250%	1/1/2026 (4)	1,330	1,543
Washington Township NJ Board of Educ. GO	5.250%	1/1/2025 (4)	1,500	1,728
Washington Township NJ Board of Educ. GO	5.250%	1/1/2024 (4)	2,070	2,386
Washington Township NJ Board of Educ. GO	5.250%	1/1/2023 (4)	1,875	2,156
West Orange NJ Board of Educ. COP	6.000%	10/1/2009 (1)(Prere.)	1,000	1,128
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,000	2,226
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,500	2,782
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2015 (4)	1,000	1,092
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2014 (4)	1,000	1,102
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2013 (4)	2,215	2,444
West Windsor Plainsboro NJ Regional School Dist	5.000%	12/1/2012 (4)	2,720	3,028
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure
Improvement Rev	5.125%	11/1/2011 (2)	3,400	3,623
Puerto Rico Electric Power Auth. Rev	5.000%	7/1/2023 (1)	15,120	16,469
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022 (1)	2,000	2,332
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2017 (1)	6,805	8,026
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2007 (1)(Prere.)	3,200	3,400
Puerto Rico GO	5.500%	7/1/2021 (1)	6,750	8,049
Puerto Rico GO	5.500%	7/1/2018	5,540	6,337
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2024	4,125	4,559
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2023 (4)	4,000	4,807

New Jersey Long-Term Tax-Exempt Fund	Coupon	Maturity Date	Face Amount (000)	Market Value^ (000)
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2022 (4)	$ 3,500	$ 4,189
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2022	3,500	3,874
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2021 (4)	5,000	5,976
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2019 (1)	5,000	5,938
Puerto Rico Highway & Transp. Auth. Rev. VRDO	2.900%	6/7/2005 (2)	1,000	1,000
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/2028	2,675	2,765
Puerto Rico Muni. Finance Agency	5.500%	8/1/2019 (4)	2,000	2,200
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	5,000	5,543
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.750%	7/1/2017	2,000	2,335
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2016	3,000	3,417
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2015	4,150	4,714
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.500%	7/1/2014	5,000	5,664
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	1,135	1,219
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	720	915
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,250	3,684
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2018	3,390	3,681

TOTAL MUNICIPAL BONDS
(Cost $1,494,036)				1,593,938

OTHER ASSETS AND LIABILITIES (0.1%)

Other Assets-Note B				26,720
Liabilities				(24,659)

				2,061

NET ASSETS (100%)				$1,595,999

^See Note A in Notes to Financial Statements.
*Securities with a value of $2,511,000 have been segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2005, the aggregate value of these securities was $9,740,000, representing 0.6% of net assets. For key to abbreviations and other references, see page 28.

New Jersey Long-Term Tax-Exempt Fund	Amount (000)
AT MAY 31, 2005, NET ASSETS CONSISTED OF:
Paid-in Capital	$1,496,870
Undistributed Net Investment Income	—
Overdistributed Net Realized Gains	(316)
Unrealized Appreciation (Depreciation)
Investment Securities	99,902
Futures Contracts	(457)

NET ASSETS	$1,595,999

Investor Shares-Net Assets
Applicable to 72,119,726 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$872,466

NET ASSET VALUE PER SHARE-INVESTOR SHARES	$12.10

Admiral Shares-Net Assets
Applicable to 59,808,456 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)	$723,533

NET ASSET VALUE PER SHARE-ADMIRAL SHARES	$12.10

See Note D in Notes to Financial Statements for the tax-basis components of net assets.

KEY TO ABBREVIATIONS

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation. CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
IDR—Industrial Development Revenue Bond.
PCR—Pollution Control Revenue Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
UFSD—Union Free School District.
USD—United School District.
VRDO—Variable Rate Demand Obligation.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation)
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

STATEMENT OF OPERATIONS

This Statement shows interest income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as tax-exempt income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period. For money market funds, Realized Net Gain (Loss) should always be minimal, and Unrealized Appreciation (Depreciation) should be zero.

	New Jersey Tax-Exempt Money Market Fund	New Jersey Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005
	(000)	(000)
INVESTMENT INCOME
Income
Interest	$22,033	$35,669

Total Income	22,033	35,669

Expenses
The Vanguard Group —Note B
Investment Advisory Services	117	87
Management and Administrative
Investor Shares	1,029	574
Admiral Shares	—	209
Marketing and Distribution
Investor Shares	195	66
Admiral Shares	—	39
Custodian Fees	6	7
Shareholders' Reports
Investor Shares	8	7
Admiral Shares	—	1
Trustees' Fees and Expenses	2	1

Total Expenses	1,357	991
Expenses Paid Indirectly —Note C	—	(15)

Net Expenses	1,357	976

NET INVESTMENT INCOME	20,676	34,693

REALIZED NET GAIN (LOSS)
Investment Securities Sold	26	5,447
Futures Contracts	—	(3,968)

REALIZED NET GAIN (LOSS)	26	1,479

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
Investment Securities	—	17,317
Futures Contracts	—	11

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	—	17,328

NET INCREASE (DECREASE) IN NET ASSETS

RESULTING FROM OPERATIONS	$20,702	$53,500

STATEMENT OF CHANGES IN NET ASSETS

This Statement shows how each fund’s total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. Because the fund distributes its income to shareholders each day, the amounts of Distributions—Net Investment Income generally equal the net income earned as shown under the Operations section. The amounts of Distributions—Realized Capital Gain may not match the capital gains shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.

	New Jersey Tax-Exempt Money Market Fund		New Jersey Long-Term Tax-Exempt Fund
	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)	Six Months Ended May 31, 2005 (000)	Year Ended Nov. 30, 2004 (000)
INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	$20,676	$20,443	$34,693	$69,344
Realized Net Gain (Loss)	26	(18)	1,479	10,419
Change in Unrealized Appreciation (Depreciation)	—	—	17,328	(32,136)

Net Increase (Decrease) in Net Assets
Resulting from Operations	20,702	20,425	53,500	47,627

Distributions
Net Investment Income
Investor Shares	(20,676)	(20,443)	(19,799)	(40,829)
Admiral Shares	—	—	(14,894)	(28,515)
Realized Capital Gain*
Investor Shares	—	—	(6,385)	(6,021)
Admiral Shares	—	—	(4,488)	(3,992)

Total Distributions	(20,676)	(20,443)	(45,566)	(79,357)

Capital Share Transactions-Note F
Investor Shares	240,129	199,440	(27,642)	(5,741)
Admiral Shares	—	—	94,977	33,925

Net Increase (Decrease) from
Capital Share Transactions	240,129	199,440	67,335	28,184

Total Increase (Decrease)	240,155	199,422	75,269	(3,546)

Net Assets
Beginning of Period	2,073,640	1,874,218	1,520,730	1,524,276

End of Period	$2,313,795	$2,073,640	$1,595,999	$1,520,730

*Includes fiscal 2005 and 2004 short-term gain distributions by the Long-Term Tax-Exempt Fund totaling $646,000 and $1,287,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

FINANCIAL HIGHLIGHTS

This table summarizes each fund’s investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund’s net income and total returns from year to year; the relative contributions of net income and capital gains to the fund’s total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year. Money market funds are not required to report a Portfolio Turnover Rate.

New Jersey Tax-Exempt Money Market Fund
		Year Ended November 30,
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.01	.01	.009	.013	.028	.036
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—

Total from Investment Operations	.01	.01	.009	.013	.028	.036

Distributions
Dividends from Net Investment Income	(.01)	(.01)	(.009)	(.013)	(.028)	(.036)
Distributions from Realized Capital Gains	—	—	—	—	—	—

Total Distributions	(.01)	(.01)	(.009)	(.013)	(.028)	(.036)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.96%	1.03%	0.87%	1.29%	2.80%	3.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,314	$2,074	$1,874	$1,758	$1,549	$1,427
Ratio of Total Expenses to Average Net Assets	0.13%*	0.13%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	1.93%*	1.03%	0.87%	1.28%	2.74%	3.62%

*Annualized.

New Jersey Long-Term Tax-Exempt Fund Investor Shares
		Year Ended November 30,
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2005	2004	2003	2002	2001	2000
Net Asset Value, Beginning of Period	$12.04	$12.27	$12.06	$11.91	$11.52	$11.19
Investment Operations
Net Investment Income	.265	.548	.549	.575	.581	.599
Net Realized and Unrealized Gain (Loss)
on Investments	.146	(.149)	.257	.174	.390	.330

Total from Investment Operations	.411	.399	.806	.749	.971	.929

Distributions
Dividends from Net Investment Income	(.265)	(.548)	(.549)	(.575)	(.581)	(.599)
Distributions from Realized Capital Gains	(.086)	(.081)	(.047)	(.024)	—	—

Total Distributions	(.351)	(.629)	(.596)	(.599)	(.581)	(.599)

Net Asset Value, End of Period	$12.10	$12.04	$12.27	$12.06	$11.91	$11.52

Total Return	3.45%	3.33%	6.81%	6.42%	8.55%	8.57%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$872	$896	$920	$958	$954	$1,235
Ratio of Total Expenses to Average Net Assets	0.16%*	0.14%	0.17%	0.18%	0.20%	0.19%
Ratio of Net Investment Income to Average Net Assets	4.40%*	4.51%	4.49%	4.78%	4.89%	5.33%
Portfolio Turnover Rate	21%*	16%	14%	15%	8%	14%

*Annualized.

New Jersey Long-Term Tax-Exempt Fund Admiral Shares
		Year Ended November 30,
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2005	2004	2003	2002	May 14* to Nov. 30, 2001
Net Asset Value, Beginning of Period	$12.04	$12.27	$12.06	$11.91	$11.76
Investment Operations
Net Investment Income	.269	.554	.557	.582	.318
Net Realized and Unrealized Gain (Loss) on Investments	.146	(.149)	.257	.174	.150

Total from Investment Operations	.415	.405	.814	.756	.468

Distributions
Dividends from Net Investment Income	(.269)	(.554)	(.557)	(.582)	(.318)
Distributions from Realized Capital Gains	(.086)	(.081)	(.047)	(.024)	—

Total Distributions	(.355)	(.635)	(.604)	(.606)	(.318)

Net Asset Value, End of Period	$12.10	$12.04	$12.27	$12.06	$11.91

Total Return	3.49%	3.39%	6.87%	6.48%	4.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$724	$625	$604	$597	$476
Ratio of Total Expenses to Average Net Assets	0.09%**	0.09%	0.11%	0.12%	0.15%**
Ratio of Net Investment Income to Average Net Assets	4.47%**	4.57%	4.55%	4.82%	4.84%**
Portfolio Turnover Rate	21%**	16%	14%	15%	8%

*Inception.
**Annualized.

NOTES TO FINANCIAL STATEMENTS

Vanguard New Jersey Tax-Exempt Funds comprise the New Jersey Tax-Exempt Money Market Fund and the New Jersey Long-Term Tax-Exempt Fund, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Each fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state of New Jersey.

The Long-Term Tax-Exempt Fund offers two classes of shares, Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. The Tax-Exempt Money Market Fund offers only Investor Shares.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

1. Security Valuation: Tax-Exempt Money Market Fund: Investment securities are valued at amortized cost, which approximates market value. Long-Term Tax-Exempt Fund: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds’ pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The Long-Term Tax-Exempt Fund may use Municipal Bond Index, U.S. Treasury Bond, and U.S. Treasury Note futures contracts, with the objectives of enhancing returns, managing interest-rate risk, maintaining liquidity, diversifying credit risk and minimizing transaction costs. The fund may purchase or sell futures contracts instead of bonds to take advantage of pricing differentials between the futures contracts and the underlying bonds. The fund may also seek to take advantage of price differences among bond market sectors by simultaneously buying futures (or bonds) of one market sector and selling futures (or bonds) of another sector. Futures contracts may also be used to simulate a fully invested position in the underlying bonds while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: Each fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At May 31, 2005, the funds had contributed capital to Vanguard (included in Other Assets) of:

New Jersey Tax-Exempt Fund	Capital Contribution to Vanguard (000)	Percentage of Fund Net Assets	Percentage of Vanguard's Capitalization
Money Market	$283	0.01%	0.28%
Long-Term	203	0.01	0.20

The funds’ trustees and officers are also directors and officers of Vanguard.

C. The funds’ investment advisor may direct new issue purchases, subject to obtaining the best price and execution, to underwriters who have agreed to rebate or credit to the funds part of the underwriting fees generated. Such rebates or credits are used solely to reduce the funds’ management and administrative expenses. For the six months ended May 31, 2005, these arrangements reduced the Long-Term Tax-Exempt Fund’s expenses by $15,000.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The funds’ tax-basis capital gains and losses are determined only at the end of each fiscal year.

The Long-Term Tax-Exempt Fund had realized losses totaling $2,242,000 through November 30, 2004, which are deferred for tax purposes and reduce the amount of unrealized appreciation on investment securities for tax purposes.

At May 31, 2005, net unrealized appreciation of Long-Term Tax-Exempt Fund investment securities for tax purposes was $97,660,000, consisting of unrealized gains of $97,753,000 on securities that had risen in value since their purchase and $93,000 in unrealized losses on securities that had fallen in value since their purchase.

At May 31, 2005, the aggregate settlement value of open futures contracts expiring in September 2005 and the related unrealized appreciation (depreciation) were:

		(000)
New Jersey Tax-Exempt Fund/Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
Long-Term/
10-Year U.S. Treasury Note	(300)	$(33,980)	$(177)
30-Year U.S. Treasury Bond	(250)	(29,359)	(280)

Unrealized appreciation (depreciation) on open futures contacts is required to be treated as realized gain (loss) for tax purposes.

E. During the six months ended May 31, 2005, the Long-Term Tax-Exempt Fund purchased $249,039,000 of investment securities and sold $154,308,000 of investment securities, other than temporary cash investments.

F. Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2005		Year Ended November 30, 2004
New Jersey Tax-Exempt Fund	Amount (000)	Shares (000)	Amount (000)	Shares (000)
Money Market
Issued	$1,080,425	1,080,425	$1,657,200	1,657,200
Issued in Lieu of Cash Distributions	19,715	19,715	19,556	19,556
Redeemed	(860,011)	(860,011)	(1,477,316)	(1,477,316)

Net Increase (Decrease)	240,129	240,129	199,440	199,440

Long-Term
Investor Shares
Issued	$86,865	7,194	$168,275	13,823
Issued in Lieu of Cash Distributions	20,448	1,696	35,944	2,963
Redeemed	(134,955)	(11,202)	(209,960)	(17,329)

Net Increase (Decrease)-Investor Shares	(27,642)	(2,312)	(5,741)	(543)

Admiral Shares
Issued	131,617	10,926	129,131	10,603
Issued in Lieu of Cash Distributions	15,027	1,246	24,612	2,029
Redeemed	(51,667)	(4,287)	(119,818)	(9,916)

Net Increase (Decrease)-Admiral Shares	94,977	7,885	33,925	2,716

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended May 31, 2005
New Jersey Tax-Exempt Fund	Beginning Account Value 11/30/2004	Ending Account Value 5/31/2005	Expenses Paid During Period*
Based on Actual Fund Return
Money Market	$1,000.00	$1,009.61	$0.65
Long-Term
Investor Shares	1,000.00	1,034.54	0.81
Admiral Shares	1,000.00	1,034.90	0.46

Based on Hypothetical 5% Yearly Return
Money Market	$1,000.00	$1,024.28	$0.66
Long-Term
Investor Shares	1,000.00	1,024.13	0.81
Admiral Shares	1,000.00	1,024.48	0.45

*These calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the New Jersey Tax-Exempt Money Market Fund, 0.13%; for the New Jersey Long-Term Tax-Exempt Fund, 0.16% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. They do not include your fund’s low-balance fee, which is described in the prospectus. If this fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard New Jersey Tax-Exempt Funds has renewed the funds’ investment advisory arrangement with The Vanguard Group, Inc. Vanguard—through its Fixed Income Group—serves as the investment advisor for each of the funds. The board determined that continuing the funds’ internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

NATURE, EXTENT, AND QUALITY OF SERVICES

The board considered the quality of the funds’ investment management over both short-and long-term periods, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985 and oversees more than $580 billion in assets (stocks and bonds). Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

INVESTMENT PERFORMANCE

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance of relevant benchmarks and peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds’ performance, including some of the data considered by the board, can be found in the “Performance Summaries” section of this report.

COST

The funds’ expense ratios were far below the average expense ratios charged by funds in the respective peer groups. Each fund’s advisory expense ratio was also well below its peer-group average. Information about the funds’ expense ratios appears in the “About Your Fund’s Expenses” section of this report as well as in the “Financial Statements” section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

THE BENEFIT OF ECONOMIES OF SCALE

The board of trustees concluded that the Vanguard New Jersey Tax-Exempt Funds’ low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

INVESTING IS FAST, EASY, AND SECURE ON VANGUARD.COM

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RESEARCH AND PLAN YOUR INVESTMENTS WITH CONFIDENCE

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Find out what Vanguard.com can do for you. Log on today!

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
John J. Brennan* (1954) May 1987	Chairman of the Board, Chief Executive Officer, and Trustee (132)	Chairman of the Board,Chief Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group.

INDEPENDENT TRUSTEES
Charles D. Ellis (1937) January 2001	Trustee (132)	The Partners of `63 (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta (1945) December 2001**	Trustee (132)	Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);Trustee of Drexel University and of the Chemical Heritage Foundation.

JoAnn Heffernan Heisen (1950) July 1998	Trustee (132)	Vice President, Chief Information Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Director of the University Medical Center at Princeton and Women's Research and Education Institute.

Burton G. Malkiel (1932) May 1977	Trustee (129)	Chemical Bank Chairman's Professor of Economics, Princeton University; Director of Vanguard Investment Series plc (Irish investment fund) (since November 2001), Vanguard Group (Ireland) Limited (investment management) (since November 2001), BKF Capital (investment management), The Jeffrey Co. (holding company), and CareGain, Inc. (health care management).

André F. Perold (1952) December 2004	Trustee (132)	George Gund Professor of Finance and Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004), Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec Bank (1999–2003), Sanlam Investment Management (1999–2001), Sanlam, Ltd. (South African insurance company) (2001–2003), Stockback, Inc. (credit card firm) (2000–2002), and Bulldogresearch.com (investment research) (1999–2001); and Trustee of Commonfund (investment management) (1989–2001).

selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Name (Year of Birth) Trustee/Officer Since	Position(s) Held with Fund (Number of Vanguard Funds Overseen by Trustee/Officer)	Principal Occupation(s) During the Past Five Years
Alfred M. Rankin, Jr. (1941) January 1993	Trustee (132)	Chairman, President, Chief Executive Officer, and Director of NACCO
Industries, Inc. (forklift trucks/housewares/lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services); Director of Standard Products Company (supplier for the automotive industry) until 1998.

J. Lawrence Wilson (1936) April 1985	Trustee (132)	Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines), MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

EXECUTIVE OFFICERS*
R. Gregory Barton (1951) June 2001	Secretary (132)	Managing Director and General Counsel of The Vanguard Group, Inc.; Secretary of The Vanguard Group, Inc. and of each of the investment companies served by The Vanguard Group since June 2001.

Thomas J. Higgins (1957) July 1998	Treasurer (132)	Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group.

*	Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.
**	December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

VANGUARD SENIOR MANAGEMENT TEAM
Mortimer J. Buckley, Information Technology. James H. Gately, Investment Programs and Services. Kathleen C. Gubanich, Human Resources. F. William McNabb, III, Client Relationship Group.	Michael S. Miller, Planning and Development. Ralph K. Packard, Finance. George U. Sauter, Chief Investment Officer.

John C. Bogle, Founder; Chairman and Chief Executive Officer, 1974-1996.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting our website, www.vanguard.com, and searching for “proxy voting guidelines,” or by calling Vanguard at 800- 662-2739. They are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549–0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor
Account Services
800-662-2739

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Services
800-523-1036

Text Telephone
800-952-3335

©2005 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing
Corporation, Distributor.

Q142 072005

Item 2: Not Applicable

Item 3: Not Applicable

Item 4: Not Applicable

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable.

Item 11: Controls and Procedures

        (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

        (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

        Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	July 14, 2005

VANGUARD NEW JERSEY TAX-FREE FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	July 14, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.